Investment Objectives and Goals - BNY Mellon Innovators ETF	Jun. 28, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.